Description of Business, Basis of Presentation, and Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Description of Business and Basis of Presentation
Description of Business
Operations of our company include oil, natural gas and NGL development and production primarily located in Texas, New Mexico and North Dakota. We specialize in development and production from tight-sands and shale formations in the Delaware and Williston Basins. Associated with our commodity production are sales and marketing activities, referred to as commodity management activities, that include oil and natural gas purchased from third-party working interest owners in operated wells, the management of various commodity contracts, such as transportation and related derivatives, and the marketing of Piceance Basin volumes during a transition period from April 1, 2016 to June 30, 2016 (see Note 3).
We had operations in the San Juan Basin which were sold in 2017 and 2018 that are reported in discontinued operations as discussed below. We also had other operations sold in 2015 and 2016 which are reported as discontinued operations, as discussed below.
The consolidated businesses represented herein as WPX Energy, Inc. is also referred to as “WPX,” the “Company,” “we,” “us” or “our.”

Principles of consolidation
Principles of consolidation
The consolidated financial statements include the accounts of our wholly and majority-owned subsidiaries and investments. Companies in which we own 20 percent to 50 percent of the voting common stock, or otherwise exercise significant influence over operating and financial policies of the Company, are accounted for under the equity method. All material intercompany transactions have been eliminated. The Company has no other elements of comprehensive income other than net income.
Our continuing operations comprise a single business segment, which includes the development, production and commodity management activities of oil, natural gas and NGLs in the United States.

Discontinued operations
Discontinued Operations
On January 30, 2018, we signed an agreement to sell our properties in the San Juan Basin’s Gallup oil play (“San Juan Gallup”) to Enduring Resources IV, LLC for $700 million (subject to post-closing adjustments). This sale closed in March 2018. In December 2017, we sold our natural gas-producing properties in the San Juan Basin (“San Juan Legacy”) for $169 million a portion of which closed in 2018. Collectively, the San Juan Gallup and San Juan Legacy comprised our San Juan Basin operations. Subsequent to the closing of these transactions, we no longer have operations in the San Juan Basin. The assets and liabilities have been reclassified as held for sale on the Consolidated Balance Sheets and the results of operations of the San Juan Basin have been reclassified as discontinued operations on the Consolidated Statements of Operations (see Note 3).
Our discontinued operations also include the results of previously owned properties in the Piceance and Powder River Basins and our previously owned 69 percent controlling interest in Apco Oil and Gas International Inc. (“Apco”), an oil and gas exploration and production company with activities in Argentina and Colombia.
See Note 3 for a further discussion of discontinued operations. Unless indicated otherwise, the information in the Notes to Consolidated Financial Statements relates to continuing operations. Additionally, see Note 11 for a discussion of contingencies related to the former power business of The Williams Companies, Inc. (“Williams”) (most of which was disposed of in 2007).

Use of estimates
Use of estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.
Significant estimates and assumptions which impact these financials include:

•	impairment assessments of long-lived assets;

•	valuation of deferred tax assets and liabilities;

•	valuations of derivatives;

•	estimation of oil and natural gas reserves;

•	assessments of litigation-related contingencies; and

•	asset retirement obligations.

These estimates are discussed further throughout these notes.

Cash and cash equivalents
Cash and cash equivalents
Our cash and cash equivalents balance includes amounts primarily invested in funds with high-quality, short-term securities and instruments that are issued or guaranteed by the U.S. government. These have maturity dates of three months or less when acquired.

Restricted cash	Restricted cash Restricted cash was approximately $12 million and $10 million as of December 31, 2017 and 2016, respectively, and is included in other current assets on the Consolidated Balance Sheets.
Accounts receivable
Accounts receivable
Accounts receivable are carried on a gross basis, with no discounting, less the allowance for doubtful accounts. We estimate the allowance for doubtful accounts based on existing economic conditions, the financial conditions of the customers and the amount and age of past due accounts. Receivables are considered past due if full payment is not received by the contractual due date. Past due accounts are generally written off against the allowance for doubtful accounts only after all collection attempts have been exhausted. A portion of our receivables are from joint interest owners of properties we operate. Thus, we may have the ability to withhold future revenue disbursements to recover any non-payment of joint interest billings.

Inventories
Inventories
All inventories are stated at the lower of cost or market. Our materials, supplies and other inventories consist of tubular goods and production equipment for future transfer to wells and crude oil production in transit. Inventory is recorded and relieved using the weighted average cost method. The following table presents a summary of inventories.

	Years ended December 31,
	2017	2016
	(Millions)
Material, supplies and other	$29	$20
Crude oil production in transit	1	2
	$30	$22

During the third quarter of 2016, we recorded a $3 million impairment charge of certain material and supplies inventory.

Properties and equipment
Properties and equipment
Oil and gas exploration and production activities are accounted for under the successful efforts method. Costs incurred in connection with the drilling and equipping of exploratory wells are capitalized as incurred. If proved reserves are not found, such costs are charged to exploration expenses. Other exploration costs, including geological and geophysical costs and lease rentals are charged to expense as incurred. All costs related to development wells, including related production equipment and lease acquisition costs, are capitalized when incurred whether productive or nonproductive.
Unproved properties include lease acquisition costs. Individually significant lease acquisition costs are assessed annually, or as conditions warrant, for impairment considering our future drilling plans, the remaining lease term and recent drilling results. Lease acquisition costs that are not individually significant are aggregated by prospect or geographically, and the portion of such costs estimated to be nonproductive prior to lease expiration is amortized over the average holding period. The estimate of what could be nonproductive is based on our historical experience or other information, including current drilling plans and existing geological data. Impairment and amortization of lease acquisition costs are included in exploration expense on the Consolidated Statements of Operations. If the unproved properties are determined to be productive, the appropriate related costs are transferred to proved oil and gas properties. We refer to unproved lease acquisition costs as unproved properties.
From time to time we may exchange leasehold acreage with third parties. In connection with this type of nonmonetary exchange, we must record assets received based on the fair value of either the asset surrendered or, if more readily determinable, the assets received. Any resulting difference between the fair value and the carrying value of the assets is recorded as a gain or loss, to the extent a loss exceeds accumulated amortization, in the Consolidated Statements of Operations.
Gains or losses from the ordinary sale or retirement of properties and equipment are recorded in operating income (loss) as either a separate line item, if individually significant, or included in other—net on the Consolidated Statements of Operations.
Costs related to the construction or acquisition of field gathering, processing and certain other facilities are recorded at cost. Ordinary maintenance and repair costs are expensed as incurred.

Depreciation, depletion and amortization
Depreciation, depletion and amortization
Capitalized exploratory and developmental drilling costs, including lease and well equipment and intangible development costs are depreciated and amortized using the units-of-production method based on estimated proved developed oil and gas reserves on a field basis. Depletion of producing leasehold costs is based on the units-of-production method using estimated total proved oil and gas reserves on a field basis. In arriving at rates under the units-of-production methodology, the quantities of proved oil and gas reserves are established based on estimates made by our geologists and engineers.
Costs related to gathering, processing and certain other facilities are depreciated on the straight-line method over the estimated useful lives.

Impairment of long-lived assets
Impairment of long-lived assets
We evaluate our long-lived assets for impairment when events or changes in circumstances indicate, in our management’s judgment, that the carrying value of such assets may not be recoverable. When an indicator of impairment has occurred, we compare our management’s estimate of undiscounted future cash flows attributable to the assets to the carrying value of the assets to determine whether an impairment has occurred. If an impairment of the carrying value has occurred, we determine the amount of the impairment recognized in the financial statements by estimating the fair value of the assets and recording a loss for the amount that the carrying value exceeds the estimated fair value.
Proved properties, including developed and undeveloped, are assessed for impairment using estimated future undiscounted cash flows on a field basis. If the undiscounted cash flows are less than the book value of the assets, then a subsequent analysis is performed using discounted cash flows. Additionally, our leasehold costs are evaluated for impairment if the proved property costs within a basin are impaired.
Judgments and assumptions are inherent in our management’s estimate of undiscounted future cash flows and an asset’s fair value. Additionally, judgment is used to determine the probability of sale with respect to assets considered for disposal. These judgments and assumptions include such matters as the estimation of oil and gas reserve quantities, risks associated with the different categories of oil and gas reserves, the timing of development and production, expected future commodity prices, capital expenditures, production costs, and appropriate discount rates.

Contingent liabilities
Contingent liabilities
Due to the nature of our business, we are routinely subject to various lawsuits, claims and other proceedings. We recognize a liability in our consolidated financial statements when we determine that it is probable that a loss has been incurred and the amount can be reasonably estimated. If we determine that a loss is probable but lack information on which to reasonably estimate a loss, if any, or if we determine that a loss is only reasonably possible, we do not recognize a liability. We disclose the nature of loss contingencies that are potentially material but for which no liability has been recognized.

Asset retirement obligations
Asset retirement obligations
We record an asset and a liability upon incurrence equal to the present value of each expected future asset retirement obligation (“ARO”). These estimates include, as a component of future expected costs, an estimate of the price that a third party would demand, and could expect to receive, for bearing the uncertainties inherent in the obligations, sometimes referred to as a market risk premium. The ARO asset is depreciated in a manner consistent with the depreciation of the underlying physical asset. We measure changes in the liability due to passage of time by applying an interest method of allocation. This amount is recognized as an increase in the carrying amount of the liability and as a corresponding accretion expense in lease and facility operating expense included in costs and expenses.

Cash flows from revolving credit facilities
Cash flows from revolving credit facilities
Proceeds and payments related to any borrowings under a revolving credit facility are reflected in the financing activities of the Consolidated Statements of Cash Flows on a gross basis.

Derivative instruments and hedging activities
Derivative instruments and hedging activities
We utilize derivatives to manage our commodity price risk. These instruments consist primarily of futures contracts, swap agreements, option contracts, and forward contracts involving short- and long-term purchases and sales of a physical energy commodity.
We report the fair value of derivatives, except those for which the normal purchases and normal sales exception has been elected, on the Consolidated Balance Sheets in derivative assets and derivative liabilities as either current or noncurrent. We determine the current and noncurrent classification based on the timing of expected future cash flows of individual trades. We report these amounts on a gross basis. Additionally, we report cash collateral receivables and payables with our counterparties on a gross basis.
The accounting for the changes in fair value of a commodity derivative can be summarized as follows:

Derivative Treatment	Accounting Method
Normal purchases and normal sales exception	Accrual accounting
Designated in a qualifying hedging relationship	Hedge accounting
All other derivatives	Mark-to-market accounting
We may elect the normal purchases and normal sales exception for certain short- and long-term purchases and sales of a physical energy commodity. Under accrual accounting, any change in the fair value of these derivatives is not reflected on the balance sheet after the initial election of the exception.
Certain gains and losses on derivative instruments included on the Consolidated Statements of Operations are netted together to a single net gain or loss, while other gains and losses are reported on a gross basis. Gains and losses recorded on a net basis include:

•	unrealized gains and losses on all derivatives that are not designated as cash flow hedges related to production and for which we have not elected the normal purchases and normal sales exception;

•
unrealized gains and losses on all derivatives that are not designated as cash flow hedges related to commodity management and for which we have not elected the normal purchases and normal sales exception;

•	realized gains and losses on all derivatives that settle financially;

•	realized gains and losses on derivatives held for trading purposes; and

•	realized gains and losses on derivatives entered into as a pre-contemplated buy/sell arrangement.
Realized gains and losses on derivatives that require physical delivery are recorded on a gross basis. In reaching our conclusions on this presentation, we considered whether we act as principal in the transaction; whether we have the risks and rewards of ownership, including credit risk; and whether we have latitude in establishing prices.

Revenue Recognition
Product and commodity management revenues
Our revenues on the Consolidated Statement of Operations include oil, natural gas and natural gas liquids sales (collectively, “product revenues”), commodity management revenues and net gain (loss) on derivatives. Product revenues relate to production from properties in which we own an interest. Commodity management revenues primarily relate to sales of products we may purchase from other third parties in the areas we operate. We derive substantially all of our revenues from the sale of oil, natural gas and natural gas liquids in the continental United States. We believe the disaggregation of product revenues into the three major product types of oil sales, natural gas sales and natural gas liquid sales is an appropriate level of detail for our company’s primary activity and industry.
Our contracts for oil and natural gas sales are typically standard industry contracts that may include modifications for counterparty-specific provisions related to volumes, price differentials, discounts and other adjustments and deductions. Our contracts related to natural gas liquids sales are generally with the company contracted to gather and process natural gas to extract the natural gas liquids. The provider of these services typically purchases our share of the natural gas liquids pursuant to the terms of each contract. Oil, natural gas and natural gas liquids prices are derived from stated market prices which are then adjusted to reflect deductions including fuel, shrink, transportation, fractionation and processing. Product revenues are initially accrued based on volume and price estimates using the best available information. These accruals are typically actualized one to two months later when volume and pricing are confirmed. Adjustments to actualize the accruals for product revenues are generally not material.
Revenue is recognized when the performance obligations under the terms of our contracts with customers are satisfied. The primary performance obligation for the material portion of our revenue contracts is the delivery of oil, natural gas or natural gas liquids to our customers. Payment is typically due 30 to 45 days following delivery of product to our customers.
Revenues from production in properties for which we have an interest with other producers are recognized based on the actual volumes sold during the period. Any differences between volumes sold and entitlement volumes, based on our net revenue interest, that are determined to be nonrecoverable through remaining production are recognized as accounts receivable or accounts payable, as appropriate. Our cumulative net natural gas imbalance position based on market prices as of December 31, 2017 and 2016 was insignificant.

Commodity management expenses
Commodity management expenses
Commodity management expenses primarily relate to product we may purchase from other third parties in the areas we operate. Charges for unutilized transportation capacity are included in commodity management expenses and were $27 million and $38 million in 2016 and 2015, respectively.

Income taxes
Income taxes
We file consolidated and combined federal and state income tax returns for the Company and its subsidiaries. We record deferred taxes for the differences between the tax and book basis of our assets as well as loss or credit carryovers to future years. A valuation allowance is established to reduce deferred tax assets if it is determined it is more likely than not that the related tax benefit will not be realized. Deferred tax liabilities and assets are classified as noncurrent on the statement of financial position.

Employee stock-based compensation
Employee stock-based compensation
Restricted stock units and awards are generally valued at market value on the grant date and generally vest over three years. Restricted stock compensation cost, net of estimated forfeitures, is generally recognized over the vesting period on a straight-line basis.
Stock options are valued at the date of award, which does not precede the approval date, and compensation cost is recognized on a straight-line basis, net of estimated forfeitures, over the requisite service period. The purchase price per share for stock options may not be less than the market price of the underlying stock on the date of grant. Stock options generally become exercisable over a three-year period from the date of grant and generally expire ten years after the grant.

Earnings (loss) per common share
Earnings (loss) per common share
Basic earnings (loss) per common share is based on the sum of the weighted-average number of common shares outstanding and vested restricted stock units. Diluted earnings (loss) per common share includes any dilutive effect of stock options and nonvested restricted stock units and awards (see Note 4).

Debt issuance costs
Debt issuance costs
Debt issuance fees, which are recorded at cost, net of amortization, are amortized over the life of the respective debt agreements utilizing the effective interest and straight-line methods. The Company had total net debt issuance costs of $32 million and $37 million as of December 31, 2017 and 2016, respectively. Unamortized debt issuance costs related to the Company’s senior unsecured notes are reported in long-term debt (see Note 9) and debt issuance costs related to the Credit Facility are recorded in other noncurrent assets on the Company’s Consolidated Balance Sheets.

New Accounting Pronouncements and Changes in Accounting Principles
Recently Adopted Accounting Standards
In March 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2016-09, Improvements to Employee Share-Based Payment Accounting, as part of the Simplification Initiative. The areas for simplification in ASU 2016-09 involve several aspects of the accounting for share-based payment transactions, including the income tax consequences, classification of awards as either equity or liabilities, and classification on the statement of cash flows. ASU 2016-09 is required for annual periods beginning after December 15, 2016. Under ASU 2016-09, on a prospective basis, companies will no longer record excess tax benefits and deficiencies in additional paid in capital. Instead, excess tax benefits and deficiencies will be recognized as income tax expense or benefit on the statement of operations. Other portions of the standard are adopted using either a prospective, retrospective, or modified retrospective approach depending on the topic covered in the standard. The Company adopted this guidance effective January 1, 2017 which impacted (a) our income tax provision in 2017 due to the tax deficiency recognized for tax and (b) the operating and financing activities sections of our Consolidated Statement of Cash Flows to reflect tax payments related to shares withheld for taxes. Cash outflows of $12 million, $6 million and $8 million for the years ended December 31, 2017, 2016 and 2015 respectively, would have been included in operating activities under previous guidance, but are now reflected in financing activities. Previously reported periods have been reclassified to conform with our presentation for the current period.
In November 2016, the FASB issued ASU 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash, which requires entities to show the changes in the total of cash, cash equivalents, restricted cash and restricted cash equivalents in the statement of cash flows. When cash, cash equivalents, restricted cash and restricted cash equivalents are presented in more than one line item on the balance sheet, the new guidance requires a reconciliation of the totals in the statement of cash flows to the related captions in the balance sheet. This reconciliation can be presented either on the face of the statement of cash flows or in the notes to the financial statements. ASU 2016-18 is effective for fiscal years beginning after December 15, 2017, and interim periods within those years. We adopted this standard January 1, 2018. After adoption the impact of this ASU must be applied retrospectively and we have reflected the impact in the Consolidated Statements of Cash Flows. Restricted cash was approximately $12 million and $10 million as of December 31, 2017 and December 31, 2016, respectively.

New Accounting Pronouncements Not yet Adopted
Accounting Standards Not Yet Adopted
In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers, and has updated it with additional ASUs. The core principle of the guidance in ASU 2014-09 is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. ASU 2014-09, as amended, is effective for annual reporting periods beginning after December 15, 2017, including interim periods within that reporting period. The FASB permits companies to adopt the new standard early, but not before the original effective date of annual reporting periods beginning after December 15, 2016. ASU 2014-09 can be applied using either a full retrospective method, meaning the standard is applied to all of the periods presented, or a modified retrospective method, meaning the cumulative effect of initially applying the standard is recognized in the most current period presented in the financial statements.
In 2016, we performed an initial assessment of the impact of ASU 2014-09 with the assistance of an outside consultant. Our assessment was based on a bottoms-up approach, in which we analyzed our existing contracts and current accounting policies and practices to identify potential differences that would result from applying the requirements of the new standard to our contracts. In 2017, we documented our conclusions around the impact of the standard to our business processes, systems or controls to support recognition and disclosure under the new standard. Our findings and progress toward implementation of the standard are periodically reported to management.
We do not expect the impact of adopting ASU 2014-09 to be material to our total net revenues and operating income (loss) or to our consolidated balance sheet because our performance obligations, which determine when and how revenue is recognized, are not materially changed under the new standard; thus, revenue associated with the majority of our contracts will continue to be recognized as control of products is transferred to the customer. We will adopt this standard on January 1, 2018 using the modified retrospective method. We have finalized our documentation and assessment of the impact of the standard on our financial results and related disclosures and have incorporated disclosure changes in this document; therefore, we anticipate minimal adjustments to our disclosures in future filings from the adoption of this standard.
In February 2016, the FASB issued ASU 2016-02, Leases, to increase transparency and comparability among organizations by recognizing right-of-use assets and lease payment liabilities on the balance sheet and disclosing key information about leasing arrangements. Under ASU 2016-02, a determination is to be made at the inception of a contract as to whether the contract is, or contains, a lease. Leases convey the right to control the use of an identified asset in exchange for consideration. Only the lease components of a contract must be accounted for in accordance with this ASU. Non-lease components, such as activities that transfer a good or service to the customer, shall be accounted for under other applicable Topics. ASU 2016-02 permits lessees to make policy elections to not recognize lease assets and liabilities for leases with terms of less than twelve months and/or to not separate lease and non-lease components and account for the non-lease components together with the lease components as a single lease component. Based on an initial review of the new guidance and the Company’s current commitments, the Company anticipates it may be required to recognize right-of-use assets and lease payment liabilities related to drilling rig commitments, certain equipment leases, and potentially other arrangements, the effects of which cannot be estimated at this time. ASU 2016-02 is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. Early adoption is permitted for any entity in any interim or annual period. The Company continues to evaluate the impact of ASU 2016-02 to the Company’s Consolidated Financial Statements or related disclosures.
In January 2017, FASB issued ASU 2017-01, Business Combinations, clarifying the definition of a business to assist entities with evaluating whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. ASU 2017-01 is effective for fiscal years beginning after December 15, 2017, and interim periods within those years. The Company will adopt this standard on January 1, 2018 and we do not expect a significant impact on our consolidated financial statements from the adoption of the standard.
In February 2017, the FASB issued ASU 2017-05, Other Income - Gains and Losses from the Derecognition of Nonfinancial Assets (Subtopic 610-20): Clarifying the Scope of Asset Derecognition Guidance and Accounting for Partial Sales of Nonfinancial Assets. This ASU clarifies the scope and application of ASC 610-20 on the sale or transfer of nonfinancial assets and in substance nonfinancial assets to noncustomers, including partial sales. The amendments are effective at the same time as the new revenue standard. For public entities, the amendments are effective for annual reporting periods beginning after December 15, 2017, including interim reporting periods within that reporting period. Early adoption is permitted. The Company does not expect a significant impact on consolidated financial statements from the adoption of this standard.
In May 2017, the FASB issued ASU 2017-09, Compensation - Stock Compensation (Topic 718). The amendments in this Update provide guidance about which changes to the terms or conditions of a share-based payment award require an entity to apply modification accounting in Topic 718. The amendments in this Update are effective for all entities for annual periods, and interim periods within those annual periods, beginning after December 15, 2017. Early adoption is permitted, including adoption in any interim period. The Company will adopt this standard on January 1, 2018 and we do not expect a significant impact on our consolidated financial statements from the adoption of the standard.
In August 2017, the FASB issued ASU 2017-12, Derivatives and Hedging (Topic 815). This ASU provides guidance for various components of hedge accounting including hedge ineffectiveness, the expansion of types of permissible hedging strategies, reduced complexity in the application of the long-haul method for fair value hedges and reduced complexity in assessment of effectiveness. The amendments in this Update are effective for public entities for annual periods, and interim periods within those annual periods, beginning after December 15, 2018. Early adoption is permitted, including adoption in any interim period. The Company does not expect a significant impact on its consolidated financial statements from the adoption of this standard unless we apply hedge accounting in a future period.